SHARE OPTION PLAN (Details) (USD $)	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share options [Roll Forward]
Options exercised (in shares)	(144,000)		(35,000)
Other disclosures [Abstract]
Total intrinsic value of options exercised during the period		$ 2,900,000	$ 900,000	$ 2,300,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, term (in years)		5 years
Share options [Roll Forward]
Options outstanding at beginning of year (in shares)	498,000	423,000	498,000	830,500
Granted (in shares)		0	0	0
Options exercised (in shares)		(224,000)	(75,000)	(260,000)
Forfeited (in shares)		(10,000)	0	(72,500)
Options outstanding at end of year (in shares)		189,000	423,000	498,000
Exercisable at end of year (in shares)		189,000	374,333	376,668
Weighted average exercise price [Abstract]
Options outstanding at beginning of year (in dollars per share)	10.27	$ 9.99	$ 10.27	$ 11.25
Granted (in dollars per share)		$ 0.00	$ 0.00	$ 0.00
Exercised (in dollars per share)		$ 5.41	$ 5.29	$ 7.17
Forfeited (in dollars per share)		$ 5.56	$ 0.00	$ 18.05
Options outstanding at end of year (in dollars per share)		$ 13.17	$ 9.99	$ 10.27
Exercisable at end of year (in dollars per share)		$ 13.17	$ 9.22	$ 8.29
Other disclosures [Abstract]
Granted (in shares)		0	0	0
Intrinsic value of options fully vested but not exercised		200,000
Options fully vested but not exercised, average remaining term (in years)		0 years 10 months 27 days
Unrecognized compensation costs related to non-vested options granted		$ 0	$ 29,100
New Options Granted During The Year [Member]
Weighted average assumptions used to calculate fair value of options [Abstract]
Expected life of options (in years)		0 years	0 years	0 years
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)		1 year
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)		3 years